Document And Entity Information	Feb. 13, 2023
Document Information Line Items
Entity Registrant Name	Templeton Global Income Fund
Trading Symbol	GIM
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000828803
Document Period End Date	Feb. 13, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	811-05459
Entity Tax Identification Number	22-2864496
Entity Address, Address Line One	300 S.E. 2nd Street
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301-1923
City Area Code	954
Local Phone Number	527-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Security Exchange Name	NYSE